Employee future benefits	12 Months Ended
Dec. 31, 2023
Employee Future Benefits
Employee future benefits

15. Employee future benefits

The Company has partially funded and unfunded defined benefit multi-employer pension plans and unfunded post-employment benefit plans in Germany. The plans are final salary pension plans, which provide benefits to members (or to their surviving dependents) in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on the members’ length of service and their salary in the final years leading up to retirement.

These plans are governed by the employment laws of Germany, which generally require final salary payments of each plan to be adjusted every third year for either an inflationary increase or a set 1% increase per annum. The form of increase varies for each plan and was an election made by each plan when it was initially established.

Since the pension liability is adjusted for either an increase in inflation or a set 1% increase per annum, the pension plan is exposed to the Company’s inflation, interest rate risks and changes in the life expectancy for pensioners. As the plan assets include significant investments in listed equity shares of entities and real estate, the Company is also exposed to equity market and property market risk. A decrease in corporate bond yields will also increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

The change in the Company’s accrued benefit obligations associated with the employee future benefit obligation is summarized for the years ended:

	December 31,
	2023			2022
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the year	21,657	93	21,750	29,412
Current service cost (residual value)	123	(3)	120	142
Interest cost	803	4	807	295
Actuarial loss (gain) arising from changes in financial assumptions	1,210	3	1,213	(5,915)
Benefits paid	(814)	(1)	(815)	(752)
Impact of foreign exchange rate changes	643	2	645	(1,432)
Balances – End of the year	23,622	98	23,720	21,750
Change in plan assets
Balances – Beginning of the year	10,591	-	10,591	11,927
Interest income from plan assets	396	-	396	120
Employer contributions	36	-	36	45
Employee contributions	13	-	13	10
Benefits paid	(266)	-	(266)	(247)
Remeasurement of plan assets	15	-	15	(641)
Impact of foreign exchange rate changes	318	-	318	(623)
Balances – End of the year	11,103	-	11,103	10,591

Net liability of the unfunded plans	11,584	98	11,682	10,787
Net liability of the funded plans	935	-	935	372
Net amount recognized as Employee future benefits	12,519	98	12,617	11,159
Amounts recognized:
In net loss	517	3	520	295
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive (gain) loss	(1,195)	-	(1,195)	5,262

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

The fair values of each major class of the Company’s proportionate share of the multi-employer pension plan assets are as follows:

	December 31,
	2023	2022
	$	$
Cash and cash equivalents (level 1)	225	46
Debt instruments (level 1)	6,357	6,302
Equity instruments (level 1)	1,219	846
Real estate (level 3)	2,692	2,079
Other (level 3)	610	1,318
	11,103	10,591

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension Benefit Plans			Other benefit plans
	Years ended December 31,			Years ended December 31,
Actuarial assumptions	2023	2022	2021	2023	2022	2021
	%	%	%	%	%	%
Discount rate	3.30	3.75	1.10	3.30	3.75	1.10
Pension benefits increase	2.00	2.00	0.50	2.00	2.00	0.50
Rate of compensation increase	2.50	2.50	2.50	2.50	2.50	2.50

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

	December 31,
	2023	2022	2021
	Years	Years	Years
Retiring at the end of the reporting period:
Male	21	21	21
Female	24	24	24

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

In accordance with the assumptions used as of December 31, 2023, undiscounted defined pension benefits expected to be paid are as follows:

Amount
$
2024	871
2025	881
2026	923
2027	1,098
2028	1,123
Thereafter	36,144
41,040

The weighted average duration of the defined benefit obligation is 14.5 years (2022 – 14.4 years).

If variations in the following assumptions had occurred during 2023, the impact on the Company’s pension benefit obligation of $23,622 as of December 31, 2023, would have been as follows:

Assumption	Increase	Decrease

Change in discount rate of 0.25%	(809)	855
Change in salary rate of 0.25%	17	(16)
Change in pension rate assumption by 0.25%	506	(485)
Change mortality by one year	1,160	(1,160)

Total expenses for the defined benefit plan that the Company accounts for as a defined contribution plan amounted to approximately $18 for the year ended December 31, 2023 (2022 - $20 and 2021 - $45).